Digital Assets and Digital Assets Receivables - Schedule of Digital Assets (Details) $ in Thousands		Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Digital Assets [Line Items]
Cost Basis		$ 46,437	$ 87,771
Fair Value		$ 34,762	$ 85,488	$ 205,072	$ 93,671
BTC [Member]
Schedule of Digital Assets [Line Items]
Units		406	741
Cost Basis		$ 33,850	$ 66,926
Fair Value		$ 24,455	$ 65,546
ETH [Member]
Schedule of Digital Assets [Line Items]
Units		3,080	3,043
Cost Basis		$ 7,201	$ 7,116
Fair Value		$ 4,962	$ 9,038
FIL [Member]
Schedule of Digital Assets [Line Items]
Units		7,447	7,450
Cost Basis		$ 21	$ 21
Fair Value		$ 5	$ 10
USDT [Member]
Schedule of Digital Assets [Line Items]
Units		5,311,566	7,501,927
Cost Basis		$ 5,316	$ 7,492
Fair Value		$ 5,304	$ 7,494
Other digital assets [Member]
Schedule of Digital Assets [Line Items]
Units	[1]
Cost Basis	[1]	$ 49	$ 6,216
Fair Value	[1]	$ 36	$ 3,400

[1]	Includes various other digital assets, none of which individually represented more than 5% of the fair value of total digital assets.